Stockholders' Deficit, Option Grants (Q2) (Details) - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	May 06, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2019	Aug. 31, 2018	Aug. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years
Granted (in shares)		93,000	38,462		0	0
Exercise price (in dollars per share)		$ 7.50	$ 6.76		$ 0	$ 0
Dividend yield					0.00%	0.00%
2019 Incentive Award Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				93,000
Share-based payment expense				$ 14
Authorized issuance shares of common stock (in shares)	6,000,000
Percent of common stock outstanding	10.00%
2019 Incentive Award Plan [Member] | 5/21/2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant(s)				May 21, 2019
Vesting period				2 years
Granted (in shares)				60,000
Exercise price (in dollars per share)				$ 7.50
Share-based payment expense				$ 9
Risk-free rate				2.28%
Volatility				55.00%
Dividend yield				0.00%
Expiry				10 years
Remaining life				9 years 10 months 24 days
2019 Incentive Award Plan [Member] | 5/21/2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant(s)				May 21, 2019
Vesting period				3 years
Granted (in shares)				30,000
Exercise price (in dollars per share)				$ 7.50
Share-based payment expense				$ 5
Risk-free rate				2.28%
Volatility				55.00%
Dividend yield				0.00%
Expiry				10 years
Remaining life				9 years 10 months 24 days
2019 Incentive Award Plan [Member] | 6/29/2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant(s)				Jun. 29, 2019
Vesting period				3 years
Granted (in shares)				3,000
Exercise price (in dollars per share)				$ 7.50
Share-based payment expense				$ 0
Risk-free rate				1.84%
Volatility				56.00%
Dividend yield				0.00%
Expiry				10 years
Remaining life				10 years